Fair value of assets and liabilities - Valuation techniques and range of unobservable inputs (Details) € in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2026 EUR (€) € / shares	Jun. 30, 2025	Dec. 31, 2025 EUR (€) € / shares	Dec. 31, 2024 EUR (€)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	€ 160,057		€ 133,157
Financial assets at fair value through other comprehensive income	63,043		56,662
Financial liabilities at fair value through profit or loss	103,313		80,532
Level 3
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	10,503		11,435
Financial assets at fair value through other comprehensive income	350		307
Total financial assets	10,854		11,742	€ 11,005
Financial liabilities at fair value through profit or loss	1,076		802
Financial liabilities, at fair value	1,076		802	€ 770
Level 3 | Debt securities
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	1,883		1,934
Financial liabilities at fair value through profit or loss	9		9
Level 3 | Equity securities
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	155		187
Level 3 | Loans and advances
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	1,312		1,978
Financial liabilities at fair value through profit or loss	0		0
Level 3 | (Reverse) repos
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	6,460		6,563
Level 3 | Structured notes
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial liabilities at fair value through profit or loss	209		15
Level 3 | Derivatives at rates
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	638		628
Financial liabilities at fair value through profit or loss	628		670
Level 3 | Derivatives at foreign exchange
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	3		2
Financial liabilities at fair value through profit or loss	7		4
Level 3 | Derivative at credit
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	37		134
Financial liabilities at fair value through profit or loss	124		48
Level 3 | Derivatives at equity
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	13		7
Financial liabilities at fair value through profit or loss	79		46
Level 3 | Other derivatives
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	3		2
Financial liabilities at fair value through profit or loss	20		10
Level 3 | Loan and advances at FVOCI
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets at fair value through other comprehensive income	25		0
Level 3 | Equity at FVOCI
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets at fair value through other comprehensive income	€ 325		€ 307
Level 3 | Minimum | Price based | Price (price per share) | Other derivatives
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, price (in EUR per share)	70	66
Level 3 | Minimum | Price based | Debt securities | Price (%)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	0		0
Level 3 | Minimum | Price based | Debt securities | Price (price per share)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, price (in EUR per share) | € / shares	203		201
Level 3 | Minimum | Price based | Equity securities | Price (price per share)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, price (in EUR per share) | € / shares	0		0
Level 3 | Minimum | Price based | Loans and advances | Price (%)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	0		0
Level 3 | Minimum | Price based | Structured notes | Price (%)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	0.98		0.96
Level 3 | Minimum | Price based | Derivative at credit | Price (%)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	0		0
Level 3 | Minimum | Price based | Loan and advances at FVOCI | Price (%)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	0.91
Level 3 | Minimum | Price based | Equity at FVOCI | Price (price per share)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, price (in EUR per share) | € / shares	126		126
Level 3 | Minimum | Present value techniques | Debt securities | Price (%)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	0.90
Level 3 | Minimum | Present value techniques | Loans and advances | Credit spread (bps)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	0.0582		0.0120
Level 3 | Minimum | Present value techniques | Loans and advances | Prepayment rate (%)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	0.02		0.02
Level 3 | Minimum | Present value techniques | Structured notes | Price (%)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	0.99
Level 3 | Minimum | Present value techniques | Derivatives at rates | Reset spread (%)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage			0.01
Level 3 | Minimum | Present value techniques | Derivative at credit | Credit spread (bps)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	0.0009		0.0010
Level 3 | Minimum | Present value techniques | Equity at FVOCI | Credit spread (bps)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	0.000541		0.000515
Level 3 | Minimum | Present value techniques | Equity at FVOCI | Interest rate (%)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	0.025		0.025
Level 3 | Minimum | Present value techniques | Equity at FVOCI | Payout ratio (%)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	0.70		0.70
Level 3 | Minimum | Option pricing model | Structured notes | Equity volatility (%)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	0.10		0.18
Level 3 | Minimum | Option pricing model | Structured notes | Equity/Equity correlation
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	0.6		0.7
Level 3 | Minimum | Option pricing model | Structured notes | Equity/FX correlation
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	(0.6)		(0.6)
Level 3 | Minimum | Option pricing model | Structured notes | Dividend yield (%)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	0.005		0.004
Level 3 | Minimum | Option pricing model | Derivatives at rates | Interest rate volatility (bps)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	0.0055		0.0045
Level 3 | Minimum | Option pricing model | Derivatives at foreign exchange | Implied volatility (%)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	0.007		0.017
Level 3 | Minimum | Option pricing model | Derivatives at equity | Equity volatility (%)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	0.15		0.13
Level 3 | Minimum | Option pricing model | Derivatives at equity | Equity/Equity correlation
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	0.0		0.0
Level 3 | Minimum | Option pricing model | Derivatives at equity | Equity/FX correlation
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	(0.7)		(0.7)
Level 3 | Minimum | Option pricing model | Derivatives at equity | Dividend yield (%)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	0		0
Level 3 | Minimum | Option pricing model | Other derivatives | Commodity volatility (%)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	0.16		0.20
Level 3 | Minimum | Option pricing model | Other derivatives | Com/FX correlation
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage			(0.25)
Level 3 | Maximum | Price based | Price (price per share) | Other derivatives
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, price (in EUR per share)	70	66
Level 3 | Maximum | Price based | Debt securities | Price (%)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	1.01		1.03
Level 3 | Maximum | Price based | Debt securities | Price (price per share)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, price (in EUR per share) | € / shares	392		412
Level 3 | Maximum | Price based | Equity securities | Price (price per share)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, price (in EUR per share) | € / shares	2,587		5,475
Level 3 | Maximum | Price based | Loans and advances | Price (%)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	1.08		1.09
Level 3 | Maximum | Price based | Structured notes | Price (%)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	1.02		1.03
Level 3 | Maximum | Price based | Derivative at credit | Price (%)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	0.99		1
Level 3 | Maximum | Price based | Loan and advances at FVOCI | Price (%)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	0.95
Level 3 | Maximum | Price based | Equity at FVOCI | Price (price per share)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, price (in EUR per share) | € / shares	126		126
Level 3 | Maximum | Present value techniques | Debt securities | Price (%)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	1
Level 3 | Maximum | Present value techniques | Loans and advances | Credit spread (bps)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	0.0690		0.0709
Level 3 | Maximum | Present value techniques | Loans and advances | Prepayment rate (%)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	0.02		0.02
Level 3 | Maximum | Present value techniques | Structured notes | Price (%)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	1
Level 3 | Maximum | Present value techniques | Derivatives at rates | Reset spread (%)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage			0.01
Level 3 | Maximum | Present value techniques | Derivative at credit | Credit spread (bps)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	0.0095		0.0088
Level 3 | Maximum | Present value techniques | Equity at FVOCI | Credit spread (bps)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	0.000541		0.000515
Level 3 | Maximum | Present value techniques | Equity at FVOCI | Interest rate (%)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	0.025		0.025
Level 3 | Maximum | Present value techniques | Equity at FVOCI | Payout ratio (%)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	0.90		0.90
Level 3 | Maximum | Option pricing model | Structured notes | Equity volatility (%)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	0.30		0.22
Level 3 | Maximum | Option pricing model | Structured notes | Equity/Equity correlation
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	0.9		0.8
Level 3 | Maximum | Option pricing model | Structured notes | Equity/FX correlation
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	0.2		0.2
Level 3 | Maximum | Option pricing model | Structured notes | Dividend yield (%)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	0.04		0.019
Level 3 | Maximum | Option pricing model | Derivatives at rates | Interest rate volatility (bps)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	0.0158		0.0091
Level 3 | Maximum | Option pricing model | Derivatives at foreign exchange | Implied volatility (%)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	0.37		0.42
Level 3 | Maximum | Option pricing model | Derivatives at equity | Equity volatility (%)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	1.27		0.75
Level 3 | Maximum | Option pricing model | Derivatives at equity | Equity/Equity correlation
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	1.0		1.0
Level 3 | Maximum | Option pricing model | Derivatives at equity | Equity/FX correlation
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	0.4		0.5
Level 3 | Maximum | Option pricing model | Derivatives at equity | Dividend yield (%)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	0.43		0.51
Level 3 | Maximum | Option pricing model | Other derivatives | Commodity volatility (%)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	0.84		0.76
Level 3 | Maximum | Option pricing model | Other derivatives | Com/FX correlation
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage			(0.25)